Income taxes (Details) - Schedule of income tax expense (benefit) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
U.S. Federal
Current
Deferred	(4,512)
State and Local
Current
Deferred	(807)
Total	(5,319)
Change in Valuation Allowance	5,319
Total income tax provision (benefit)